UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00968

(Address of principal executive offices)(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00968

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Annual Report

December 31, 2024

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2024, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

Fortune V Separate Account	1	Annual Report 2024

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the

Fortune V Separate Account Funds:

We are pleased to present the most recent annual report for the Fortune V Separate Account. For your benefit, you can print this report and any supplementary documents thereof.

Should you prefer a hard copy, we will send it to you at no cost by calling us at 787-706-7095 or writing to us at:

Universal Life Insurance Company

Annuities Department

PO Box 2145

San Juan, PR 00922-2145

Fortune V Separate Account	2	Annual Report 2024

Disclosure of Expenses (Unaudited)

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 1, 2024, and held for the entire six-month period until December 31, 2024.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses (A)
Subaccount	Beginning Account Value July 1, 2024	Ending Account Value December 31, 2024	Expenses Paid During Period (B)	Ending Account Value December 31, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Universal VIA Conservative Allocation	$1,000.00	$1,042.00	$11.91	$1,013.47	$11.74	2.32%
Universal VIA Moderate Allocation	1,000.00	1,049.60	10.30	1,015.08	10.13	2.00
Universal VIA Moderate Growth Allocation	1,000.00	1,061.90	11.87	1,013.62	11.59	2.29
Universal VIA Growth Allocation	1,000.00	1,076.90	12.89	1,012.72	12.50	2.47
Universal VIA International Mod Growth Alloc	1,000.00	965.90	22.58	1,002.16	23.00	4.57
Universal Money Market	1,000.00	1,009.10	23.33	1,001.91	23.25	4.62

(A)	5% return per year before expenses.
(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).
(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period.

Fortune V Separate Account	3	Annual Report 2024

Schedules of Investment Composition (Unaudited)

At December 31, 2024

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	38.04%
Fixed Income Funds	62.08
Net Other Assets (Liabilities)	(0.12)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	53.26%
Fixed Income Funds	46.83
Net Other Assets (Liabilities)	(0.09)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	73.15%
Fixed Income Funds	26.96
Net Other Assets (Liabilities)	(0.11)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.12%
Net Other Assets (Liabilities)	(0.12)
Total	100.00%

Fortune V Separate Account – Universal VIA International Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	99.94%
Net Other Assets (Liabilities)	0.06
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Money Market Fund	99.66%
Net Other Assets (Liabilities)	0.34
Total	100.00%

Fortune V Separate Account	4	Annual Report 2024

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2024

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.12%
Equity Funds: 38.04%
Transamerica Capital Growth I2	231,151	$2,616,627
Transamerica Emerging Markets Opps I2	164,875	1,307,458
Transamerica Energy Infrastructure I2	82,386	723,345
Transamerica Global Alloc Liquid Trust	50	56
Transamerica International Equity I2	34,751	705,439
Transamerica International Focus I2	283,765	1,838,797
Transamerica International Sm Cp Val I2	23,464	330,135
Transamerica International Stock I2	67,425	768,643
Transamerica Large Cap Value I2	235,414	3,404,093
Transamerica Mid Cap Growth I2	22,666	230,741
Transamerica Mid Cap Value Opps I2	15,376	163,295
Transamerica Small Cap Growth I2	47,245	295,751
Transamerica Small Cap Value I2	125,015	617,574
Transamerica Sustainable Equity Inc I2	204,513	1,621,785
Transamerica US Growth I2	114,091	3,463,788
		18,087,527
Fixed Income Funds: 62.08%
Transamerica Bond I2	1,174,480	9,337,116
Transamerica Emerging Markets Debt I2	163,154	1,465,120
Transamerica Inflation Opps I2	139,002	1,339,975
Transamerica Intermediate Bond I2	1,362,603	11,541,245
Transamerica Short-Term Bond I2	595,465	5,835,562
		29,519,018
Total Investments - Unaffiliated (Cost: $45,461,186)		47,606,545

Total Investments (Cost: $45,461,186)		$47,606,545
Net Other Assets (Liabilities): (0.12)%		(56,241)
Net Assets: 100%		$47,550,304

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$47,606,545	$-	$-	$47,606,545
Total Investments	$47,606,545	$-	$-	$47,606,545

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	5	Annual Report 2024

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2024

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.09%
Equity Funds: 53.26%
Transamerica Capital Growth I2	1,101,784	$12,472,200
Transamerica Emerging Markets Opps I2	1,055,334	8,368,796
Transamerica Energy Infrastructure I2	501,919	4,406,850
Transamerica Global Alloc Liquid Trust	148	167
Transamerica International Equity I2	215,880	4,382,374
Transamerica International Focus I2	1,694,332	10,979,272
Transamerica International Sm Cp Val I2	145,592	2,048,482
Transamerica International Stock I2	383,604	4,373,084
Transamerica Large Cap Value I2	1,176,307	17,009,398
Transamerica Mid Cap Growth I2	132,619	1,350,058
Transamerica Mid Cap Value Opps I2	104,281	1,107,465
Transamerica Small Cap Growth I2	290,100	1,816,028
Transamerica Small Cap Value I2	632,823	3,126,146
Transamerica Sustainable Equity Inc I2	1,623,742	12,876,272
Transamerica US Growth I2	686,327	20,836,903
		105,153,495
Fixed Income Funds: 46.83%
Transamerica Bond I2	3,564,213	28,335,495
Transamerica Emerging Markets Debt I2	371,137	3,332,810
Transamerica Inflation Opps I2	382,182	3,684,230
Transamerica Intermediate Bond I2	4,787,111	40,546,828
Transamerica Short-Term Bond I2	1,688,088	16,543,263
		92,442,626
Total Investments - Unaffiliated (Cost: $188,076,260)		197,596,121

Total Investments (Cost: $188,076,260)		$197,596,121
Net Other Assets (Liabilities): (0.09)%		(186,818)
Net Assets: 100%		$197,409,303

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$197,596,121	$-	$-	$197,596,121
Total Investments	$197,596,121	$-	$-	$197,596,121

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	6	Annual Report 2024

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2024

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.11%
Equity Funds: 73.15%
Transamerica Capital Growth I2	421,096	$4,766,805
Transamerica Emerging Markets Opps I2	362,160	2,871,931
Transamerica Energy Infrastructure I2	161,585	1,418,714
Transamerica Global Alloc Liquid Trust	50	57
Transamerica International Equity I2	74,453	1,511,393
Transamerica International Focus I2	606,957	3,933,083
Transamerica International Sm Cp Val I2	55,997	787,880
Transamerica International Stock I2	146,799	1,673,510
Transamerica Large Cap Value I2	407,503	5,892,489
Transamerica Mid Cap Growth I2	52,453	533,968
Transamerica Mid Cap Value Opps I2	12,813	136,077
Transamerica Small Cap Growth I2	105,843	662,580
Transamerica Small Cap Value I2	225,626	1,114,591
Transamerica Sustainable Equity Inc I2	648,720	5,144,350
Transamerica US Growth I2	230,750	7,005,579
		37,453,007
Fixed Income Funds: 26.96%
Transamerica Bond I2	430,963	3,426,155
Transamerica Emerging Markets Debt I2	62,096	557,624
Transamerica High Yield Bond I2	66,879	547,071
Transamerica Inflation Opps I2	41,151	396,692
Transamerica Intermediate Bond I2	863,533	7,314,121
Transamerica Short-Term Bond I2	159,341	1,561,544
		13,803,207
Total Investments - Unaffiliated (Cost: $48,195,094)		51,256,214

Total Investments (Cost: $48,195,094)		$51,256,214
Net Other Assets (Liabilities): (0.11)%		(56,937)
Net Assets: 100%		$51,199,277

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$51,256,214	$-	$-	$51,256,214
Total Investments	$51,256,214	$-	$-	$51,256,214

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	7	Annual Report 2024

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2024

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.12%
Equity Funds: 100.12%
Transamerica Capital Growth I2	366,987	$4,154,289
Transamerica Emerging Markets Opps I2	331,250	2,626,810
Transamerica Energy Infrastructure I2	134,374	1,179,800
Transamerica Global Alloc Liquid Trust	25	28
Transamerica International Equity I2	71,107	1,443,476
Transamerica International Focus I2	532,425	3,450,115
Transamerica International Sm Cp Val I2	51,432	723,643
Transamerica International Stock I2	134,381	1,531,943
Transamerica Large Cap Value I2	393,222	5,685,990
Transamerica Mid Cap Growth I2	40,148	408,703
Transamerica Mid Cap Value Opps I2	28,154	298,995
Transamerica Small Cap Growth I2	128,860	806,661
Transamerica Small Cap Value I2	339,886	1,679,038
Transamerica Sustainable Equity Inc I2	578,006	4,583,584
Transamerica US Growth I2	224,711	6,822,236
		35,395,311

Total Investments (Cost: $32,886,967)		$35,395,311
Net Other Assets (Liabilities): (0.12)%		(41,878)
Net Assets: 100%		$35,353,433

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$35,395,311	$-	$-	$35,395,311
Total Investments	$35,395,311	$-	$-	$35,395,311

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	8	Annual Report 2024

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2024

	Shares	Value
INVESTMENTS - UNAFFILIATED: 99.94%
Equity Funds: 99.94%
Transamerica Emerging Markets Opps I2	144,457	$1,145,546
Transamerica Global Alloc Liquid Trust	8	9
Transamerica International Equity I2	31,214	633,654
Transamerica International Focus I2	217,756	1,411,061
Transamerica International Sm Cp Val I2	48,798	686,584
Transamerica International Stock I2	58,770	669,974
		4,546,828

Total Investments (Cost: $4,715,065)		$4,546,828
Net Other Assets (Liabilities): 0.06%		2,939
Net Assets: 100%		$4,549,767

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$4,546,828	$-	$-	$4,546,828
Total Investments	$4,546,828	$-	$-	$4,546,828

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	9	Annual Report 2024

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At December 31, 2024

	Shares	Value
INVESTMENTS - UNAFFILIATED: 99.66%
Money Market Fund: 99.66%
Transamerica Government Money Market I2 4.52% [1]	2,366,053	$2,366,053
		2,366,053

Total Investments (Cost: $2,366,053)		$2,366,053
Net Other Assets (Liabilities): 0.34%		8,026
Net Assets: 100%		$2,374,079

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,366,053	$-	$-	$2,366,053
Total Investments	$2,366,053	$-	$-	$2,366,053

1	The rate is the subsidized 7 day yield.

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	10	Annual Report 2024

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2024

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value	$47,606,545	$197,596,121	$51,256,214	$35,395,311	$4,546,828	$2,366,053
Receivables and other assets:
Dividend income	107,594	340,453	52,759	-	-	9,658
Receivable for investments sold	49,558	205,399	53,341	36,834	4,696	2,481
Other receivables	-	-	-	-	17,405	17,545
Total assets	47,763,697	198,141,973	51,362,314	35,432,145	4,568,929	2,395,737

Liabilities:
Payables and other liabilities:
Payable for investments purchased	107,594	340,453	52,759	-	-	9,658
Units redeemed	54,332	223,985	55,540	38,354	4,908	2,585
Accrued expenses	51,467	168,232	54,738	40,358	14,254	9,415
Total liabilities	213,393	732,670	163,037	78,712	19,162	21,658
Net assets	$47,550,304	$197,409,303	$51,199,277	$35,353,433	$4,549,767	$2,374,079

Net assets consist of:
Costs of accumulation units	$5,422,600	$59,525,827	$10,618,449	$9,016,914	$1,967,066	$2,997,870
Total distributable earnings	42,127,704	137,883,476	40,580,828	26,336,519	2,582,701	(623,791)
Net assets	$47,550,304	$197,409,303	$51,199,277	$35,353,433	$4,549,767	$2,374,079

Investments, at cost	$45,461,186	$188,076,260	$48,195,094	$32,886,967	$4,715,065	$2,366,053

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	11	Annual Report 2024

STATEMENTS OF OPERATIONS

For the year ended December 31, 2024

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$1,636,020	$5,613,492	$1,106,659	$395,877	$89,918	$134,211

Expenses:
Mortality expense	786,143	3,175,355	837,225	583,232	78,770	44,050
Advisory fees	178,470	729,415	189,865	127,356	17,446	9,506
Management fees	47,545	136,685	50,759	37,342	15,121	-
Custodian fees	98,401	98,533	100,819	91,834	79,343	58,854
Waivers/Reimbursements
Waiver/reimbursement	-	-	-	-	(15,507)	(14,876)
Net investment income (loss):	525,461	1,473,504	(72,009)	(443,887)	(85,255)	36,677

Net realized gain (loss) on:
Unaffiliated Investments	1,124,953	4,992,418	1,821,854	2,255,489	260,901	(2)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	1,225,533	9,942,961	3,996,341	3,355,030	(115,244)	-
Net realized and unrealized gain (loss)	2,350,486	14,935,379	5,818,195	5,610,519	145,657	(2)
Net increase (decrease) in net assets resulting from operations	$2,875,947	$16,408,883	$5,746,186	$5,166,632	$60,402	$36,675

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	12	Annual Report 2024

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
From operations:
Net investment income (loss)	$525,461	$669,690	$1,473,504	$2,887,478	$(72,009)	$309,387
Net realized gain (loss)	1,124,953	(1,609,200)	4,992,418	(6,546,924)	1,821,854	(681,144)
Net change in unrealized appreciation (depreciation)	1,225,533	4,907,089	9,942,961	21,623,296	3,996,341	6,430,071
Net increase (decrease) in net assets resulting from operations	2,875,947	3,967,579	16,408,883	17,963,850	5,746,186	6,058,314

Unit transactions:
Units sold	1,223,559	1,029,958	1,832,339	2,148,481	1,830,007	1,602,061
Units redeemed	(11,282,501)	(12,404,751)	(38,461,010)	(39,150,653)	(11,070,591)	(6,748,592)
Net increase (decrease) in net assets resulting from unit transactions	(10,058,942)	(11,374,793)	(36,628,671)	(37,002,172)	(9,240,584)	(5,146,531)

Net increase (decrease) in net assets	(7,182,995)	(7,407,214)	(20,219,788)	(19,038,322)	(3,494,398)	911,783

Net assets:
Beginning of year	54,733,299	62,140,513	217,629,091	236,667,413	54,693,675	53,781,892
End of year	$47,550,304	$54,733,299	$197,409,303	$217,629,091	$51,199,277	$54,693,675

Unit transactions - shares:
Units sold	68,550	61,758	90,674	117,614	78,190	79,139
Units redeemed	(664,495)	(801,638)	(2,038,407)	(2,322,311)	(497,026)	(360,444)
Net increase (decrease)	(595,945)	(739,880)	(1,947,733)	(2,204,697)	(418,836)	(281,305)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	13	Annual Report 2024

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Alloc		Universal Money Market
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
From operations:
Net investment income (loss)	$(443,887)	$(49,366)	$(85,255)	$(8,543)	$36,677	$38,179
Net realized gain (loss)	2,255,489	62,073	260,901	(7,823)	(2)	-
Net change in unrealized appreciation (depreciation)	3,355,030	4,781,930	(115,244)	512,282	-	-
Net increase (decrease) in net assets resulting from operations	5,166,632	4,794,637	60,402	495,916	36,675	38,179

Unit transactions:
Units sold	911,688	2,497,031	301,807	157,779	2,317,963	1,237,778
Units redeemed	(10,146,392)	(2,325,949)	(974,499)	(1,152,704)	(2,807,888)	(1,949,743)
Net increase (decrease) in net assets resulting from unit transactions	(9,234,704)	171,082	(672,692)	(994,925)	(489,925)	(711,965)

Net increase (decrease) in net assets	(4,068,072)	4,965,719	(612,290)	(499,009)	(453,250)	(673,786)

Net assets:
Beginning of year	39,421,505	34,455,786	5,162,057	5,661,066	2,827,329	3,501,115
End of year	$35,353,433	$39,421,505	$4,549,767	$5,162,057	$2,374,079	$2,827,329

Unit transactions - shares:
Units sold	35,739	113,542	18,708	10,627	238,093	131,230
Units redeemed	(422,943)	(134,650)	(64,440)	(83,065)	(292,677)	(212,448)
Net increase (decrease)	(387,204)	(21,108)	(45,732)	(72,438)	(54,584)	(81,218)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	14	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.47	$12.62	$14.77	$14.55	$14.11
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.12)	(0.75)	(2.94)	(0.22)	(0.28)
Net increase (decrease) in accumulation unit value	0.90	0.85	(2.15)	0.22	0.44
Accumulation unit value at end of year	$14.37	$13.47	$12.62	$14.77	$14.55
Total return	6.68%	6.74%	(14.56)%	1.51%	3.12%
Net assets, end of year (000’s)	$26,993	$33,663	$37,114	$48,999	$51,068
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.98	$12.18	$14.28	$14.10	$13.70
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.19)	(0.80)	(2.89)	(0.26)	(0.32)
Net increase (decrease) in accumulation unit value	0.83	0.80	(2.10)	0.18	0.40
Accumulation unit value at end of year	$13.81	$12.98	$12.18	$14.28	$14.10
Total return	6.39%	6.57%	(14.71)%	1.28%	2.92%
Net assets, end of year (000’s)	$1,693	$1,663	$1,923	$2,886	$3,574
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	15	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.26	$12.45	$14.60	$14.42	$14.02
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.18)	(0.79)	(2.94)	(0.26)	(0.32)
Net increase (decrease) in accumulation unit value	0.84	0.81	(2.15)	0.18	0.40
Accumulation unit value at end of year	$14.10	$13.26	$12.45	$14.60	$14.42
Total return	6.33%	6.51%	(14.73)%	1.25%	2.85%
Net assets, end of year (000’s)	$3,506	$3,665	$4,578	$6,095	$6,474
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.39	$11.65	$13.70	$13.56	$13.20
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.26)	(0.86)	(2.84)	(0.30)	(0.36)
Net increase (decrease) in accumulation unit value	0.76	0.74	(2.05)	0.14	0.36
Accumulation unit value at end of year	$13.15	$12.39	$11.65	$13.70	$13.56
Total return	6.13%	6.35%	(14.96)%	1.03%	2.73%
Net assets, end of year (000’s)	$418	$454	$666	$839	$846
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	16	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.16	$11.45	$13.47	$13.35	$13.01
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.29)	(0.89)	(2.81)	(0.32)	(0.38)
Net increase (decrease) in accumulation unit value	0.73	0.71	(2.02)	0.12	0.34
Accumulation unit value at end of year	$12.89	$12.16	$11.45	$13.47	$13.35
Total return	6.00%	6.20%	(15.00)%	0.90%	2.61%
Net assets, end of year (000’s)	$1,540	$1,404	$1,577	$2,353	$2,589
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.71	$11.05	$13.03	$12.93	$12.63
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.34)	(0.94)	(2.77)	(0.34)	(0.42)
Net increase (decrease) in accumulation unit value	0.68	0.66	(1.98)	0.10	0.30
Accumulation unit value at end of year	$12.39	$11.71	$11.05	$13.03	$12.93
Total return	5.81%	5.97%	(15.20)%	0.77%	2.38%
Net assets, end of year (000’s)	$994	$947	$901	$1,132	$1,137
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	17	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.22	$12.40	$14.52	$14.32	$13.90
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.15)	(0.78)	(2.91)	(0.24)	(0.30)
Net increase (decrease) in accumulation unit value	0.87	0.82	(2.12)	0.20	0.42
Accumulation unit value at end of year	$14.09	$13.22	$12.40	$14.52	$14.32
Total return	6.58%	6.61%	(14.60)%	1.40%	3.02%
Net assets, end of year (000’s)	$2,607	$2,700	$3,760	$4,866	$5,184
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.74	$11.97	$14.05	$13.88	$13.50
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.22)	(0.83)	(2.87)	(0.27)	(0.34)
Net increase (decrease) in accumulation unit value	0.80	0.77	(2.08)	0.17	0.38
Accumulation unit value at end of year	$13.54	$12.74	$11.97	$14.05	$13.88
Total return	6.28%	6.43%	(14.80)%	1.22%	2.81%
Net assets, end of year (000’s)	$520	$569	$655	$874	$952
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	18	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.62	$11.86	$13.93	$13.77	$13.40
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.23)	(0.84)	(2.86)	(0.28)	(0.35)
Net increase (decrease) in accumulation unit value	0.79	0.76	(2.07)	0.16	0.37
Accumulation unit value at end of year	$13.41	$12.62	$11.86	$13.93	$13.77
Total return	6.26%	6.41%	(14.86)%	1.16%	2.76%
Net assets, end of year (000’s)	$7,821	$8,124	$8,888	$12,254	$14,516
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.16	$11.45	$13.47	$13.35	$13.01
Net Investment Income [A]	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized gains (losses) on securities	(1.29)	(0.89)	(2.81)	(0.32)	(0.38)
Net increase (decrease) in accumulation unit value	0.73	0.71	(2.02)	0.12	0.34
Accumulation unit value at end of year	$12.89	$12.16	$11.45	$13.47	$13.35
Total return	6.00%	6.20%	(15.00)%	0.90%	2.61%
Net assets, end of year (000’s)	$1,457	$1,543	$1,740	$2,196	$2,797
Expenses to average net assets [B]	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	19	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.84	$13.79	$16.46	$15.87	$14.94
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.06	0.01	(3.07)	0.37	0.37
Net increase (decrease) in accumulation unit value	1.34	1.05	(2.67)	0.59	0.93
Accumulation unit value at end of year	$16.18	$14.84	$13.79	$16.46	$15.87
Total return	9.03%	7.61%	(16.22)%	3.72%	6.22%
Net assets, end of year (000’s)	$117,934	$132,694	$137,842	$178,311	$181,575
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.30	$13.31	$15.92	$15.38	$14.51
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.02)	(0.05)	(3.01)	0.32	0.31
Net increase (decrease) in accumulation unit value	1.26	0.99	(2.61)	0.54	0.87
Accumulation unit value at end of year	$15.56	$14.30	$13.31	$15.92	$15.38
Total return	8.81%	7.44%	(16.39)%	3.51%	6.00%
Net assets, end of year (000’s)	$13,777	$16,059	$17,623	$21,942	$22,480
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	20	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.60	$13.60	$16.28	$15.73	$14.85
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.00)	(0.04)	(3.08)	0.33	0.32
Net increase (decrease) in accumulation unit value	1.28	1.00	(2.68)	0.55	0.88
Accumulation unit value at end of year	$15.88	$14.60	$13.60	$16.28	$15.73
Total return	8.77%	7.35%	(16.46)%	3.50%	5.93%
Net assets, end of year (000’s)	$13,730	$13,774	$15,167	$19,776	$20,391
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.12	$13.17	$15.80	$15.30	$14.48
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.07)	(0.09)	(3.03)	0.28	0.26
Net increase (decrease) in accumulation unit value	1.21	0.95	(2.63)	0.50	0.82
Accumulation unit value at end of year	$15.33	$14.12	$13.17	$15.80	$15.30
Total return	8.57%	7.21%	(16.65)%	3.27%	5.66%
Net assets, end of year (000’s)	$2,040	$2,192	$3,171	$4,673	$4,807
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	21	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.39	$12.51	$15.02	$14.56	$13.78
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.15)	(0.16)	(2.91)	0.24	0.22
Net increase (decrease) in accumulation unit value	1.13	0.88	(2.51)	0.46	0.78
Accumulation unit value at end of year	$14.52	$13.39	$12.51	$15.02	$14.56
Total return	8.44%	7.03%	(16.71)%	3.16%	5.66%
Net assets, end of year (000’s)	$3,823	$3,872	$6,309	$5,238	$4,917
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.90	$12.07	$14.53	$14.11	$13.38
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.22)	(0.21)	(2.86)	0.20	0.17
Net increase (decrease) in accumulation unit value	1.06	0.83	(2.46)	0.42	0.73
Accumulation unit value at end of year	$13.96	$12.90	$12.07	$14.53	$14.11
Total return	8.22%	6.88%	(16.93)%	2.98%	5.46%
Net assets, end of year (000’s)	$701	$649	$703	$835	$814
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	22	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.57	$13.54	$16.19	$15.62	$14.73
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.02	(0.01)	(3.05)	0.35	0.33
Net increase (decrease) in accumulation unit value	1.30	1.03	(2.65)	0.57	0.89
Accumulation unit value at end of year	$15.87	$14.57	$13.54	$16.19	$15.62
Total return	8.92%	7.61%	(16.37)%	3.65%	6.04%
Net assets, end of year (000’s)	$11,602	$12,134	$12,833	$16,941	$18,264
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.03	$13.07	$15.66	$15.14	$14.30
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.06)	(0.08)	(2.99)	0.30	0.28
Net increase (decrease) in accumulation unit value	1.22	0.96	(2.59)	0.52	0.84
Accumulation unit value at end of year	$15.25	$14.03	$13.07	$15.66	$15.14
Total return	8.70%	7.35%	(16.54)%	3.43%	5.87%
Net assets, end of year (000’s)	$1,914	$2,056	$2,540	$3,210	$3,173
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	23	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.90	$12.96	$15.53	$15.02	$14.20
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.08)	(0.10)	(2.97)	0.29	0.26
Net increase (decrease) in accumulation unit value	1.20	0.94	(2.57)	0.51	0.82
Accumulation unit value at end of year	$15.10	$13.90	$12.96	$15.53	$15.02
Total return	8.63%	7.25%	(16.55)%	3.40%	5.77%
Net assets, end of year (000’s)	$26,258	$28,637	$34,487	$47,475	$49,916
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.39	$12.51	$15.02	$14.56	$13.78
Net Investment Income [A]	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	(0.15)	(0.16)	(2.91)	0.24	0.22
Net increase (decrease) in accumulation unit value	1.13	0.88	(2.51)	0.46	0.78
Accumulation unit value at end of year	$14.52	$13.39	$12.51	$15.02	$14.56
Total return	8.44%	7.03%	(16.71)%	3.16%	5.66%
Net assets, end of year (000’s)	$5,630	$5,562	$5,662	$7,655	$8,096
Expenses to average net assets [B]	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	24	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.14	$15.99	$20.51	$18.19	$15.42
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.70	2.16	(4.36)	2.49	2.76
Net increase (decrease) in accumulation unit value	2.98	2.15	(4.52)	2.32	2.77
Accumulation unit value at end of year	$21.12	$18.14	$15.99	$20.51	$18.19
Total return	16.43%	13.45%	(22.04)%	12.75%	17.96%
Net assets, end of year (000’s)	$17,095	$16,157	$13,775	$16,608	$13,639
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.47	$15.44	$19.84	$17.63	$14.97
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.55	2.04	(4.24)	2.38	2.65
Net increase (decrease) in accumulation unit value	2.83	2.03	(4.40)	2.21	2.66
Accumulation unit value at end of year	$20.30	$17.47	$15.44	$19.84	$17.63
Total return	16.20%	13.15%	(22.18)%	12.54%	17.77%
Net assets, end of year (000’s)	$942	$1,067	$1,192	$1,659	$1,617
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	25	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.85	$15.77	$20.28	$18.04	$15.32
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.59	2.09	(4.35)	2.41	2.71
Net increase (decrease) in accumulation unit value	2.87	2.08	(4.51)	2.24	2.72
Accumulation unit value at end of year	$20.72	$17.85	$15.77	$20.28	$18.04
Total return	16.08%	13.19%	(22.24)%	12.42%	17.75%
Net assets, end of year (000’s)	$2,536	$2,976	$3,168	$4,306	$4,059
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.25	$15.28	$19.69	$17.54	$14.93
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.47	1.98	(4.25)	2.32	2.60
Net increase (decrease) in accumulation unit value	2.75	1.97	(4.41)	2.15	2.61
Accumulation unit value at end of year	$20.00	$17.25	$15.28	$19.69	$17.54
Total return	15.94%	12.89%	(22.40)%	12.26%	17.48%
Net assets, end of year (000’s)	$1,462	$1,409	$1,309	$1,773	$1,655
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	26	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.36	$14.51	$18.71	$16.69	$14.22
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.31	1.86	(4.04)	2.19	2.46
Net increase (decrease) in accumulation unit value	2.59	1.85	(4.20)	2.02	2.47
Accumulation unit value at end of year	$18.95	$16.36	$14.51	$18.71	$16.69
Total return	15.83%	12.75%	(22.45)%	12.10%	17.37%
Net assets, end of year (000’s)	$1,176	$6,560	$4,615	$5,858	$5,206
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.76	$14.00	$18.10	$16.17	$13.81
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.17	1.77	(3.94)	2.10	2.35
Net increase (decrease) in accumulation unit value	2.45	1.76	(4.10)	1.93	2.36
Accumulation unit value at end of year	$18.21	$15.76	$14.00	$18.10	$16.17
Total return	15.55%	12.57%	(22.65)%	11.94%	17.09%
Net assets, end of year (000’s)	$14	$22	$38	$49	$44
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	27	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.80	$15.71	$20.17	$17.91	$15.19
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.62	2.10	(4.30)	2.43	2.71
Net increase (decrease) in accumulation unit value	2.90	2.09	(4.46)	2.26	2.72
Accumulation unit value at end of year	$20.70	$17.80	$15.71	$20.17	$17.91
Total return	16.29%	13.30%	(22.11)%	12.62%	17.91%
Net assets, end of year (000’s)	$371	$675	$571	$751	$777
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.15	$15.16	$19.51	$17.36	$14.75
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.47	2.00	(4.19)	2.32	2.60
Net increase (decrease) in accumulation unit value	2.75	1.99	(4.35)	2.15	2.61
Accumulation unit value at end of year	$19.90	$17.15	$15.16	$19.51	$17.36
Total return	16.03%	13.13%	(22.30)%	12.38%	17.69%
Net assets, end of year (000’s)	$75	$65	$58	$74	$124
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	28	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.99	$15.03	$19.35	$17.22	$14.65
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.44	1.97	(4.16)	2.30	2.56
Net increase (decrease) in accumulation unit value	2.72	1.96	(4.32)	2.13	2.57
Accumulation unit value at end of year	$19.71	$16.99	$15.03	$19.35	$17.22
Total return	16.01%	13.04%	(22.33)%	12.37%	17.54%
Net assets, end of year (000’s)	$10,547	$9,411	$8,633	$11,191	$10,214
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.36	$14.51	$18.71	$16.69	$14.22
Net Investment Income (Loss) [A]	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.31	1.86	(4.04)	2.19	2.46
Net increase (decrease) in accumulation unit value	2.59	1.85	(4.20)	2.02	2.47
Accumulation unit value at end of year	$18.95	$16.36	$14.51	$18.71	$16.69
Total return	15.83%	12.75%	(22.45)%	12.10%	17.37%
Net assets, end of year (000’s)	$1,134	$1,079	$953	$1,227	$1,068
Expenses to average net assets [B]	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	29	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.96	$15.29	$19.18	$17.64	$15.25
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.20	1.14	(4.08)	1.57	2.02
Net increase (decrease) in accumulation unit value	2.06	1.67	(3.89)	1.54	2.39
Accumulation unit value at end of year	$19.02	$16.96	$15.29	$19.18	$17.64
Total return	12.15%	10.92%	(20.28)%	8.73%	15.67%
Net assets, end of year (000’s)	$27,497	$29,380	$28,262	$38,423	$34,410
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.34	$14.76	$18.55	$17.10	$14.81
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.08	1.05	(3.98)	1.48	1.92
Net increase (decrease) in accumulation unit value	1.94	1.58	(3.79)	1.45	2.29
Accumulation unit value at end of year	$18.28	$16.34	$14.76	$18.55	$17.10
Total return	11.87%	10.70%	(20.43)%	8.48%	15.46%
Net assets, end of year (000’s)	$3,476	$5,385	$5,290	$6,369	$5,961
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	30	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.69	$15.09	$18.96	$17.49	$15.15
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.11	1.07	(4.06)	1.50	1.97
Net increase (decrease) in accumulation unit value	1.97	1.60	(3.87)	1.47	2.34
Accumulation unit value at end of year	$18.66	$16.69	$15.09	$18.96	$17.49
Total return	11.80%	10.60%	(20.41)%	8.40%	15.45%
Net assets, end of year (000’s)	$7,682	$8,511	$8,311	$10,326	$9,922
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.13	$14.61	$18.41	$17.01	$14.77
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.02	0.99	(3.99)	1.43	1.87
Net increase (decrease) in accumulation unit value	1.88	1.52	(3.80)	1.40	2.24
Accumulation unit value at end of year	$18.01	$16.13	$14.61	$18.41	$17.01
Total return	11.66%	10.40%	(20.64)%	8.23%	15.17%
Net assets, end of year (000’s)	$918	$872	$882	$1,143	$1,207
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	31	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.30	$13.87	$17.49	$16.18	$14.06
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	0.90	0.90	(3.81)	1.34	1.75
Net increase (decrease) in accumulation unit value	1.76	1.43	(3.62)	1.31	2.12
Accumulation unit value at end of year	$17.06	$15.30	$13.87	$17.49	$16.18
Total return	11.50%	10.31%	(20.70)%	8.10%	15.08%
Net assets, end of year (000’s)	$1,829	$1,047	$1,137	$1,367	$1,247
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.74	$13.39	$16.92	$15.68	$13.66
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	0.80	0.82	(3.72)	1.27	1.65
Net increase (decrease) in accumulation unit value	1.66	1.35	(3.53)	1.24	2.02
Accumulation unit value at end of year	$16.40	$14.74	$13.39	$16.92	$15.68
Total return	11.26%	10.08%	(20.86)%	7.91%	14.79%
Net assets, end of year (000’s)	$79	$82	$97	$582	$779
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	32	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.65	$15.03	$18.86	$17.37	$15.02
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.13	1.09	(4.02)	1.52	1.98
Net increase (decrease) in accumulation unit value	1.99	1.62	(3.83)	1.49	2.35
Accumulation unit value at end of year	$18.64	$16.65	$15.03	$18.86	$17.37
Total return	11.95%	10.78%	(20.31)%	8.58%	15.65%
Net assets, end of year (000’s)	$1,971	$1,772	$1,702	$2,201	$2,022
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.03	$14.50	$18.24	$16.83	$14.59
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.03	1.00	(3.93)	1.44	1.87
Net increase (decrease) in accumulation unit value	1.89	1.53	(3.74)	1.41	2.24
Accumulation unit value at end of year	$17.92	$16.03	$14.50	$18.24	$16.83
Total return	11.79%	10.55%	(20.50)%	8.38%	15.35%
Net assets, end of year (000’s)	$138	$124	$168	$209	$245
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	33	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.88	$14.38	$18.09	$16.70	$14.48
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.01	0.97	(3.90)	1.42	1.85
Net increase (decrease) in accumulation unit value	1.87	1.50	(3.71)	1.39	2.22
Accumulation unit value at end of year	$17.75	$15.88	$14.38	$18.09	$16.70
Total return	11.78%	10.43%	(20.51)%	8.32%	15.33%
Net assets, end of year (000’s)	$5,939	$5,832	$6,092	$8,809	$8,824
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.30	$13.87	$17.49	$16.18	$14.06
Net Investment Income (Loss) [A]	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	0.90	0.90	(3.81)	1.34	1.75
Net increase (decrease) in accumulation unit value	1.76	1.43	(3.62)	1.31	2.12
Accumulation unit value at end of year	$17.06	$15.30	$13.87	$17.49	$16.18
Total return	11.50%	10.31%	(20.70)%	8.10%	15.08%
Net assets, end of year (000’s)	$1,669	$1,688	$1,721	$2,348	$2,225
Expenses to average net assets [B]	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	34	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.90	$10.98	$13.82	$13.03	$11.68
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.30)	0.03	(3.05)	0.59	1.16
Net increase (decrease) in accumulation unit value	0.20	0.92	(2.84)	0.79	1.35
Accumulation unit value at end of year	$12.10	$11.90	$10.98	$13.82	$13.03
Total return	1.68%	8.38%	(20.55)%	6.06%	11.56%
Net assets, end of year (000’s)	$2,020	$2,282	$2,066	$2,468	$2,110
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.47	$10.60	$13.36	$12.63	$11.34
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.34)	(0.02)	(2.97)	0.53	1.10
Net increase (decrease) in accumulation unit value	0.16	0.87	(2.76)	0.73	1.29
Accumulation unit value at end of year	$11.63	$11.47	$10.60	$13.36	$12.63
Total return	1.39%	8.21%	(20.66)%	5.78%	11.38%
Net assets, end of year (000’s)	$142	$137	$132	$608	$585
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	35	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.71	$10.83	$13.66	$12.92	$11.60
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.34)	(0.01)	(3.04)	0.54	1.13
Net increase (decrease) in accumulation unit value	0.16	0.88	(2.83)	0.74	1.32
Accumulation unit value at end of year	$11.87	$11.71	$10.83	$13.66	$12.92
Total return	1.37%	8.13%	(20.72)%	5.73%	11.38%
Net assets, end of year (000’s)	$1,106	$1,289	$1,551	$2,049	$2,370
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.32	$10.49	$13.26	$12.57	$11.31
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.37)	(0.06)	(2.98)	0.49	1.07
Net increase (decrease) in accumulation unit value	0.13	0.83	(2.77)	0.69	1.26
Accumulation unit value at end of year	$11.45	$11.32	$10.49	$13.26	$12.57
Total return	1.15%	7.91%	(20.89)%	5.49%	11.14%
Net assets, end of year (000’s)	$186	$209	$306	$384	$397
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	36	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$10.74	$9.96	$12.60	$11.96	$10.77
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.39)	(0.11)	(2.85)	0.44	1.00
Net increase (decrease) in accumulation unit value	0.11	0.78	(2.64)	0.64	1.19
Accumulation unit value at end of year	$10.85	$10.74	$9.96	$12.60	$11.96
Total return	1.02%	7.83%	(20.95)%	5.35%	11.05%
Net assets, end of year (000’s)	$292	$286	$266	$301	$307
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$10.34	$9.61	$12.19	$11.59	$10.46
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.41)	(0.16)	(2.79)	0.40	0.94
Net increase (decrease) in accumulation unit value	0.09	0.73	(2.58)	0.60	1.13
Accumulation unit value at end of year	$10.43	$10.34	$9.61	$12.19	$11.59
Total return	0.87%	7.60%	(21.16)%	5.18%	10.80%
Net assets, end of year (000’s)	$16	$16	$15	$16	$16
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	37	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.68	$10.79	$13.59	$12.83	$11.51
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.32)	(0.00)	(3.01)	0.56	1.13
Net increase (decrease) in accumulation unit value	0.18	0.89	(2.80)	0.76	1.32
Accumulation unit value at end of year	$11.86	$11.68	$10.79	$13.59	$12.83
Total return	1.54%	8.25%	(20.60)%	5.92%	11.47%
Net assets, end of year (000’s)	$85	$82	$76	$176	$166
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.25	$10.41	$13.14	$12.43	$11.17
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.35)	(0.05)	(2.94)	0.51	1.07
Net increase (decrease) in accumulation unit value	0.15	0.84	(2.73)	0.71	1.26
Accumulation unit value at end of year	$11.40	$11.25	$10.41	$13.14	$12.43
Total return	1.33%	8.07%	(20.78)%	5.71%	11.28%
Net assets, end of year (000’s)	$11	$11	$10	$12	$12
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	38	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.15	$10.32	$13.03	$12.34	$11.09
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.36)	(0.06)	(2.92)	0.49	1.06
Net increase (decrease) in accumulation unit value	0.14	0.83	(2.71)	0.69	1.25
Accumulation unit value at end of year	$11.29	$11.15	$10.32	$13.03	$12.34
Total return	1.26%	8.04%	(20.80)%	5.59%	11.27%
Net assets, end of year (000’s)	$430	$564	$926	$1,226	$1,174
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$10.74	$9.96	$12.60	$11.96	$10.77
Net Investment Income [A]	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	(0.39)	(0.11)	(2.85)	0.44	1.00
Net increase (decrease) in accumulation unit value	0.11	0.78	(2.64)	0.64	1.19
Accumulation unit value at end of year	$10.85	$10.74	$9.96	$12.60	$11.96
Total return	1.02%	7.83%	(20.95)%	5.35%	11.05%
Net assets, end of year (000’s)	$261	$286	$280	$347	$297
Expenses to average net assets [B]	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	39	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.50	$7.33	$7.40	$7.55	$7.67
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.19	0.22	0.25	0.39	(0.19)
Net increase (decrease) in accumulation unit value	0.05	0.17	(0.07)	(0.15)	(0.12)
Accumulation unit value at end of year	$7.55	$7.50	$7.33	$7.40	$7.55
Total return	0.67%	2.32%	(0.95)%	(1.99)%	(1.56)%
Net assets, end of year (000’s)	$1,200	$1,212	$1,396	$1,385	$2,627
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.24	$7.08	$7.17	$7.33	$7.46
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.17	0.21	0.23	0.38	(0.20)
Net increase (decrease) in accumulation unit value	0.03	0.16	(0.09)	(0.16)	(0.13)
Accumulation unit value at end of year	$7.27	$7.24	$7.08	$7.17	$7.33
Total return	0.41%	2.26%	(1.26)%	(2.18)%	(1.74)%
Net assets, end of year (000’s)	$213	$453	$478	$502	$524
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	40	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.43	$7.28	$7.37	$7.53	$7.68
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.17	0.20	0.23	0.38	(0.22)
Net increase (decrease) in accumulation unit value	0.03	0.15	(0.09)	(0.16)	(0.15)
Accumulation unit value at end of year	$7.46	$7.43	$7.28	$7.37	$7.53
Total return	0.40%	2.06%	(1.22)%	(2.12)%	(1.95)%
Net assets, end of year (000’s)	$272	$315	$285	$821	$1,090
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.00	$6.87	$6.97	$7.14	$7.29
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.15	0.18	0.22	0.37	(0.22)
Net increase (decrease) in accumulation unit value	0.01	0.13	(0.10)	(0.17)	(0.15)
Accumulation unit value at end of year	$7.01	$7.00	$6.87	$6.97	$7.14
Total return	0.14%	1.89%	(1.43)%	(2.38)%	(2.06)%
Net assets, end of year (000’s)	$22	$69	$130	$60	$126
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	41	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$6.80	$6.68	$6.78	$6.96	$7.11
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.15	0.17	0.22	0.36	(0.22)
Net increase (decrease) in accumulation unit value	0.01	0.12	(0.10)	(0.18)	(0.15)
Accumulation unit value at end of year	$6.81	$6.80	$6.68	$6.78	$6.96
Total return	0.15%	1.80%	(1.47)%	(2.59)%	(2.11)%
Net assets, end of year (000’s)	$436	$416	$448	$411	$415
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$6.56	$6.45	$6.57	$6.75	$6.91
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.13	0.16	0.20	0.36	(0.23)
Net increase (decrease) in accumulation unit value	(0.01)	0.11	(0.12)	(0.18)	(0.16)
Accumulation unit value at end of year	$6.55	$6.56	$6.45	$6.57	$6.75
Total return	(0.15)%	1.71%	(1.83)%	(2.67)%	(2.32)%
Net assets, end of year (000’s)	$161	$165	$166	$172	$203
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	42	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.37	$7.20	$7.28	$-	$-
Net Investment (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	-
Net realized and unrealized gains on securities	0.18	0.22	0.24	7.82	-
Net increase (decrease) in accumulation unit value	0.04	0.17	(0.08)	7.28	-
Accumulation unit value at end of year	$7.41	$7.37	$7.20	$7.28	$-
Total return	0.54%	-%	-%	-%	-%
Net assets, end of year (000’s)	$10	$58	$57	$1	$-
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	-%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	-%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	-%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.11	$6.97	$7.05	$7.22	$7.36
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.16	0.19	0.24	0.37	(0.21)
Net increase (decrease) in accumulation unit value	0.02	0.14	(0.08)	(0.17)	(0.14)
Accumulation unit value at end of year	$7.13	$7.11	$6.97	$7.05	$7.22
Total return	0.28%	2.01%	(1.13)%	(2.35)%	(1.90)%
Net assets, end of year (000’s)	$7	$7	$7	$3	$4
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	43	Annual Report 2024

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.12	$6.98	$7.07	$7.24	$7.39
Net Investment Income (Loss) [A]	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains (losses) on securities	0.16	0.19	0.23	0.37	(0.22)
Net increase (decrease) in accumulation unit value	0.02	0.14	(0.09)	(0.17)	(0.15)
Accumulation unit value at end of year	$7.14	$7.12	$6.98	$7.07	$7.24
Total return	0.28%	2.01%	(1.27)%	(2.35)%	(2.03)%
Net assets, end of year (000’s)	$52	$130	$531	$390	$601
Expenses to average net assets [B]	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	44	Annual Report 2024

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”), a wholly owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly owned subsidiary of Universal Group, Inc. (“UNIGR”). ULICO is domiciled in Puerto Rico and operates under the provisions of the Puerto Rico Insurance Code. The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act. The Separate Account follows investment company accounting and reporting guidance in accordance with Accounting Standards Codification Section 946, Financial Services – Investment Companies. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows:

Subaccounts

Fortune V Separate Account - Universal VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account - Universal VIA Moderate Allocation (“VIA Moderate Alloc”)

Fortune V Separate Account - Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)
Fortune V Separate Account - Universal VIA Growth Allocation (“VIA Growth Alloc”)

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)
Fortune V Separate Account - Universal Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO’s assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

A daily charge from the net assets in each variable investment option is assessed by ULICO to compensate for operational expenses of the Separate Account, a portion of which relates to mortality and expense risks. The daily charge on an annualized basis may be 1.40%, 1.75% or 1.95% based on the contract class.

Segment Reporting: During the year ended December 31, 2024, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer and the Portfolio Construction Manager of the Separate Account act as the CODM. Each Sub-account within the Separate Account represents a single operating segment. The financial information in the form of the Sub-accounts’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations,

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

subscriptions and redemptions) is reviewed by the CODM to assess the sub-accounts’ performance in comparison to the sub-accounts’ benchmarks and to make resource allocation decisions for the Sub-accounts’ single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Separate Account are automatically reinvested in shares of the Separate Account when paid. Dividend income is recognized on the ex-dividend date.

3.	INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. All of the investments of the Separate Account have a Level 1 fair value hierarchy classification at December 31, 2024, which is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments. There were no Level 3 investments at the beginning and/or end of the year.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4.	RISK AND UNCERTAINTIES

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be affected adversely and negatively impact a Subaccount’s performance.

Because ULICO’s business is written in Puerto Rico, ULICO’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of ULICO’s policyholders, which would result in significantly increased losses to ULICO. However, ULICO’s reinsurance program reduces to its net exposure in any such catastrophe.

Other matters: ULICO and its affiliates are parties to various legal proceedings that originated in the normal course of business. None of these proceedings would be likely to have a material adverse effect, if any, upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

5.	FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of UNIGR and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the net assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the year ended December 31, 2024. Advisory fees due to UFS as of December 31, 2024 amounted to $206,155 for all Subaccounts. The advisory fees due by each Subaccount is included as accrued expenses in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receives compensation from the Subaccounts. Board members received fees amounting to $34,000 during the year ended December 31, 2024 from ULICO.

During the year ended December 31, 2024, the Subaccounts incurred no brokerage commissions on security transactions.

6.	PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2024, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccounts	Purchases of Securities	Sale of Securities
Universal VIA Conservative Allocation	$4,401,210	$12,779,200
Universal VIA Moderate Allocation	18,363,887	46,507,160
Universal VIA Moderate Growth Allocation	6,523,038	13,396,692
Universal VIA Growth Allocation	4,890,208	12,147,108
Universal VIA International Moderate Growth Allocation	667,602	1,206,839
Universal Money Market	2,398,275	2,882,542

7.	INCOME TAXES

The operations of the Separate Account are included in the operations of ULICO. Based on current tax law, ULICO does not incur any income tax on the earnings or realized capital gains attributable to the Separate Account. As a result, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Separate Account concluded that there are no uncertain tax positions. Uncertain tax positions are recognized if it is “more likely than not” that the position will be sustained assuming an examination by the tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31 of each calendar year is reported and fully paid by ULICO. This special tax is payable to the Puerto Rico Treasury Department. Special tax corresponding to the year ended December 31, 2024 amounted to $338,070 and is included in units redeemed in the accompanying Statements of Changes in Net Assets.

8.	SUBSEQUENT EVENT

The Company has evaluated all subsequent events through February 27, 2025, the date the financial statements were issued. No events have occurred subsequent to December 31, 2024 that would require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm To the Shareholders and Board of Directors of Fortune V Separate Account:

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities of (“Fortune V”) (comprising Fortune V Separate Account – Universal VIA Conservative Allocation, Fortune V Separate Account – Universal VIA Moderate Allocation, Fortune V Separate Account – Universal VIA Moderate Growth Allocation, Fortune V Separate Account – Universal VIA Growth Allocation, Fortune V Separate Account – Universal VIA International Moderate Growth Allocation, Fortune V Separate Account – Universal VIA Money Market) (collectively referred to as the “Subaccounts”) including the schedules of investments as of December 31, 2024, and the related statements of operations, for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the two years in the period then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Fortune V Separate Account as of December 31, 2024, the results of their operations, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial statements of Fortune V for the years ended December 31, 2022 to December 31, 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 24, 2023.

Basis for opinion

These financial statements are the responsibility of Fortune V’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Fortune V in accordance with the U.S. federal securities laws and the applicable rules and regulations of Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Fortune V is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of Fortune V’s internal control over financial reporting. Accordingly, we express no such opinion.

Audit | Tax | Advisory | Outsourcing

Kevane Grant Thornton LLP, all rights reserved.

Kevane Grant Thornton LLP is a member firm of Grant Thornton International Ltd (GTIL) and each member firm are a separate legal entity. Services are delivered independently by the member firm. GTIL does not provide services to clients. GTIL and its member firms are not agents of, and do not obligate, one another and are not liable for one another’s acts or omissions.

grantthornton.pr

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as Fortune V’s auditor since 2023.

/s/ Kevane Grant Thornton LLP San Juan, Puerto Rico February 27, 2025.

Management of the Trust

Board Members and Officers
(Unaudited)

BOARD MEMBERS

The members of the Board (“Board Members”) and executive officers of the Trust are listed below. The Board of Directors was created on the effective date of the Separate Account registration with the SEC in May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Separate Account’s Board Members and Officers is available in the Separate Account’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their birth year, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA (1956)	Member, Board	Since 2021	Certified Public Accountant, tax and business advisor as a sole practitioner	6	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV & Co., PSC (accounting firm), Managing Director and Certified Public Accountant.	6	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery- Villaespesa* (1965)	Member, Board	Since 2021	Counsel, Toro Colón Mullet, P.S.C., a legal services firm	6	None

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.
*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nancy Martinez (1965)	Chief Compliance Officer	Since 2022

Compliance Director of Universal Life Insurance Company and Chief Compliance Officer of Universal Financial Services. Previously Principal Operations Officer at Citi International Financial Services LLC with 22 plus years of experience in the Financial Investment industry. Currently holds Series 7, 9/10, 66, 24, and 27 licenses.

Jose C. Benítez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial. 24 years of financial services experience. Series 7 & 24 Licenses, FLMI Designation.

Roberto J. Martínez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

(b)	The following is a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule:

AN IMPORTANT REPORT TO SHAREHOLDERS IS NOW AVAILABLE ONLINE

(AND IN PRINT BY REQUEST)

UNIVERSAL LIFE INSURANCE COMPANY

FORTUNE V SEPARATE ACCOUNT

NOTICE

Universal Life Insurance Company (“ULICO”) has posted the most current version of the Fortune V Report to Shareholders in its website at the following link:

https://www.universallifepr.com/VIA.aspx

Fortune V Account, comprised of Universal VIA Asset Allocation Portfolios also known as Subaccounts, is a separate account established by ULICO and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount’s underlying investments are mutual funds, based on specific asset allocation objectives.

The Report to Shareholders contains important information about the Fortune V Separate Account, including its portfolio holdings and financial statements. We encourage you to access and review the Report online and review each Subaccount’s investments. You can also download the Report for your convenience. Once you access the link https://www.universallifepr.com/VIA.aspx, in addition to the current Shareholder Report, you will find the following documents for further reference:

-	Prior Report To Shareholders for the period ended June 2024
-	Portfolio Holdings Report as of 3/31/2024
-	Portfolio Holdings Report as of 9/30/2024
-	Fortune V Separate Account Full Prospectus

Online access is the regular delivery method going forward; however, you can request, at no cost, paper copies via regular mail or pdf copies via e-mail at any time. However, if you wish to receive printed copies (regular mail) or pdf copies (via e-mail) of THIS and/or any future Shareholder Report or other materials about Fortune V, please write to us at:

UNIVERSAL LIFE INSURANCE COMPANY

Annuities Department

PO Box 2145

San Juan, PR 00922-2145

Or call us at:

(787) 706-7095

Item 2. Code of Ethics.

(a)	Fortune V Separate Account (the “Fund” or the “Registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b)	No disclosures are required by this Item 2(b).

(c)	The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d)	There have been no waivers granted by the Fund to individuals covered by the Code during the reporting period for Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code is incorporated herein by reference as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1)	The Board of Directors of the Fund has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(2)	The names of the audit committee financial experts are Francisco Perdomo and Manuel Morera. Messrs. Perdomo and Morera have been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

The firm of Kevane Grant Thornton LLP (“KGT”) serves as the independent registered public accounting firm for the Registrant and has been engaged to perform audit services, audit-related services, tax services and other services to the Registrant.

(a)	AUDIT FEES: For the fiscal years ended December 31, 2023 and December 31, 2024, the aggregate fees billed for professional services rendered by KGT for the audit of the Registrant’s annual financial statements or for services that are normally provided by KGT in connection with statutory and regulatory filings or engagements were $40,000 and $42,000, respectively.

(b)	AUDIT RELATED FEES: For the fiscal years ended December 31, 2023 and December 31, 2024, no such fees were billed to the Registrant by KGT.

(c)	TAX FEES: For the fiscal years ended December 31, 2023 and December 31, 2024, the aggregate fees billed for tax compliance, tax advice and tax planning by KGT were $0 and $0, respectively. Services for which fees in the Tax Fees category are billed include KGT’s review of the Registrant’s tax compliance, tax advice and tax planning, as well as KGT’s review of the Registrant’s tax and excise returns.

(d)	ALL OTHER FEES: For the fiscal years ended December 31, 2023 and December 31, 2024, no such fees were billed to the Registrant by KGT.

(e)	(1)	The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable

(f)	Not applicable.

(g)	For the fiscal years ended December 31, 2023 and December 31, 2024, the aggregate fees billed by KGT for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were $8,500 and $0, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the authority to vote proxies to Universal Life and has authorized Universal Life to delegate proxy voting authority to Universal Financial Services, Inc. Based on the structure of the Registrant, it is not anticipated that it will receive any matters subject to a proxy vote. To the extended required by law, Universal Life will vote the underlying fund portfolios’ shares held by the Registrant at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

The following provides biographical information about the Portfolio Managers, who are primarily responsible for the day-to-day portfolio management of the Fund as of December 31, 2024:

Universal Life and the investment adviser have contracted with Morningstar Investment Management LLC, (the “Portfolio Construction Manager”) to construct the portfolios in the Registrant. The Portfolio Construction Managers for the Registrant are:

Michael Stout is a portfolio manager for Morningstar Investments Management LLC and a member of the Asset Allocation Committee. He focuses on asset-allocation strategies employing mutual funds and ETFs, and co-manages two mutual funds at the firm. Mike was an original member of the Morningstar Investment Management Group’s predecessor organization in 1998.

Dominic Pappalardo is a Senior Portfolio Manager for Morningstar Investment Management LLC. Mr. Pappalardo has oversight responsibilities for managing the Institutional Solutions Group, which delivers customized solutions for institutional and third-party platform clients. Prior to joining Morningstar in 2020, he spent 19 years working in all aspects of fixed income portfolio management at McDonnell Investment Management, an affiliate of Natixis Investment Managers.

(a)(2) The following table provides information about portfolios and accounts, other than the Registrant, for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management as of December 31, 2024:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout	5	$336,411,913	None	None	204	$27,745,002
Dominic Pappalardo	5	$336,411,913	None	None	-	-

(a)(3) Morningstar Investment Management LLC’s portfolio managers and their team members who are responsible for the day-to-day management of a portfolio are paid a base salary plus a discretionary bonus. The salary is set at a fixed amount and is determined by Morningstar Investment Management’s management team and managers of the employees. The bonus is fully or partially determined by a combination of the Investment Management’s business unit’s overall revenue and profitability, Morningstar, Inc.’s overall annual revenue and profitability, and the individual’s contribution to the business unit. For most portfolio managers and their team members, part of their bonus is also based on select managed portfolio investment performance and risk metrics versus a corresponding benchmark over specified three-, five-, and/or seven-year periods. Benchmarks are used as a measure of investment performance and are chosen by senior personnel and approved by the Investment Management business unit’s Global Investment Policy Committee’s Regional Investment Policy Committee. To mitigate the conflict of interest that could arise from partially basing an employee’s bonus on performance of a select portfolio or portfolios, all investment decisions made within a portfolio must be peer reviewed by a regional governance body within the Regional Investment Policy Committee, which includes asset allocation committees, manager selection committees, and portfolio construction (peer review) committees.

(a)(4) The following table sets forth the dollar range of equity securities beneficially owned by the Portfolio Managers of the Portfolios in the Registrant as of December 31, 2024:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Michael Stout	None
Dominic Pappalardo	None

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORTUNE V SEPARATE ACCOUNT

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	March 5, 2025

By:	/s/ Roberto J. Martinez
Roberto J. Martinez
Principal Financial Officer & Secretary

Date:	March 5, 2025